Summary of Significant Accounting Policies - Basic And Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended		5 Months Ended		7 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Jul. 21, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Net loss, basic			$ (17,639)		$ (323,954)	$ (60,678)	$ (52,556)
Net loss, diluted			(17,639)		(323,954)	(60,678)	(52,556)
Net loss	$ (297,711)	$ (118,018)	$ (17,639)	$ (323,954)	$ (323,954)	$ (60,678)	$ (52,556)
Weighted average common shares outstanding, basic		37,268,074	138,825,356		37,159,600	138,848,177	138,848,177
Weighted average common shares outstanding, diluted		37,268,074	138,825,356		37,159,600	138,848,177	138,848,177
Net loss per share, basic	$ (8.01)	$ (3.17)	$ (0.13)		$ (8.72)	$ (0.44)	$ (0.38)
Net loss per share, diluted	$ (8.01)	$ (3.17)	$ (0.13)		$ (8.72)	$ (0.44)	$ (0.38)